Consolidated Statements of Changes In Stockholders' Equity (Parenthetical) - $ / shares	Mar. 31, 2018	Mar. 31, 2017	Feb. 28, 2017	Dec. 02, 2016
Statement of Stockholders' Equity [Abstract]
Shares issued price per share	$ 0.25	$ 0.0001	$ 0.15	$ 0.10